LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Liabilities In Respect Of Government Grant Abstract
Schedule of Liabilities in Respect of Government Grants
	2021	2020

Balance on January 1,	$3,766	$3,362
Grants received	824	320
Royalties paid	(34)	(22)
Amounts recorded in profit or loss	(160)	106

Balance on December 31,	$4,396	$3,766